Transfers of Financial Assets (Summary of Carrying Amount and Fair Value of Transferred Other Financial Assets not Qualifying for Derecognition) (Parenthetical) (Details) - CAD ($) $ in Billions	Oct. 31, 2025	Oct. 31, 2024
Transfers of Financial Assets [Abstract]
Other assets related to repurchase agreements collateralized by precious metals	$ 2.1	$ 2.8